STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended	181 Months Ended	12 Months Ended	175 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2009	Jun. 30, 2011	Dec. 31, 2010 Restated Amount	Dec. 31, 2010 Restated Amount
Investment Income								$ 170,753
Other Income							12,640	12,640
Revenue							12,640	183,393
OPERATING EXPENSES
Research and development	111,832		111,832		303,000	6,264,753	257,350	2,843,406
Depreciation and Amortization					3,534		6,048	85,117
Transaction (See Note 3)								3,309,515
General and administrative expenses	995,148	(26,427)	1,820,549	201,385	1,993,905	21,140,019	2,109,556	19,237,274
Depreciation	1,619	1,490	3,153	2,980		54,371
Total operating expenses	1,108,599	(24,937)	1,935,534	204,365	2,300,439	27,459,143	2,372,954	25,475,312
Gain/Loss from operations	(1,108,599)	24,937	(1,935,534)	(204,365)	(2,300,439)	(27,459,143)	(2,360,314)	(25,291,919)
Non-operating income (expense):
Interest income	9		9			17,286		17,276
Interest expense	112,292	47,121	190,828	56,188		475,940	166,671	285,112
Gain on disposal of assets						794		794
Gain on extinguishment of debt					(163,312)	(152,914)		(152,914)
Embedded Derivative Expense / Adjustments to fair value of derivatives	22,279	6,916	44,214	21,181		22,279	(48,299)	(48,299)
Other income (expenses)						205,327
Total Other Income (Expenses), net	(90,003)	(40,205)	(146,604)	(35,007)		(383,168)
NET LOSS BEFORE MINORITY INTEREST	(1,198,603)	(15,268)	(2,082,138)	(239,372)	(2,463,751)	(27,842,311)	(2,575,284)	(25,760,174)
Minority Interest in Subsidiary Loss						(183,422)		(183,422)
Net loss from operations	$ (1,198,603)	$ (15,268)	$ (2,082,138)	$ (239,372)	$ (2,463,751)	$ (27,658,889)	$ (2,575,284)	$ (25,576,750)
Weighted average number of shares outstanding during the period - basic and diluted	46,488,784	36,063,891	46,488,784	36,063,891	31,848,172	37,757,249	36,762,006	36,805,472
Net loss per share / Basic and diluted	$ (0.03)	$ 0.00	$ (0.04)	$ (0.01)	$ (0.08)	$ (0.73)	$ (0.07)	$ (0.69)